Property, plant and equipment (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss recognised in profit or loss, property, plant and equipment	$ (414)	$ (384)	$ (447)
Reversal of impairment charge	7	103	7
Innovative Medicines
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss recognised in profit or loss, property, plant and equipment	(411)	(315)	(326)
Reversal of impairment charge	4	44	2
Sandoz
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss recognised in profit or loss, property, plant and equipment	(3)	(68)	(121)
Reversal of impairment charge	$ 3	59	$ 5
Corporate
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss recognised in profit or loss, property, plant and equipment		$ (1)